FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03855

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series VIII

Fund Name: Fidelity Advisor Emerging Markets Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series VIII

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/10/2007 07:56:08 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Advisor Emerging Markets Income Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ACIBADEM SAGLIK HIZMETLERI VE TICARES AS MEETING DATE: 04/27/2007
TICKER: -- SECURITY ID: M0169X100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	OPENING, ELECT THE CHAIRMANSHIP AND AUTHORIZE THE CHAIRMANSHIP TO SIGN THE MINUTES OF THE ASSEMBLY	Management	Unknown	Take No Action
2	RECEIVE THE BOARD OF DIRECTORS ACTIVITY REPORT, AUDITORS REPORT AND INDEPENDENT AUDITING COMPANY S REPORT	Management	Unknown	Take No Action
3	APPROVE AND RATIFY THE BALANCE SHEET AND INCOME STATEMENT OF YEAR 2006	Management	Unknown	Take No Action
4	APPROVE THE BOARD OF DIRECTOR S CONCERNING THE DISPOSABLE PROFIT AND INCREASEOF THE CAPITAL	Management	Unknown	Take No Action
5	APPROVE TO GIVE THE INFORMATION TO THE SHAREHOLDERS ABOUT THE DONATIONS AND GRANTS GIVEN ACROSS THE YEAR	Management	Unknown	Take No Action
6	RATIFY THE INDEPENDENT AUDITING COMPANY ENGIN SERBEST MUHASEBECILIK MALI MUSAVIRLIK A.S. ELECTED BY THE BOARD OF DIRECTORS	Management	Unknown	Take No Action
7	GRANT DISCHARGE TO THE BOARD MEMBERS AND THE AUDITORS SEPARATELY WITH RESPECTTO THEIR ACTIVITIES IN YEAR 2006	Management	Unknown	Take No Action
8	ELECT THE MEMBERS OF THE BOARD OF DIRECTORS AND APPROVE TO DETERMINE THEIR REMUNERATION	Management	Unknown	Take No Action
9	ELECT THE AUDITORS AND APPROVE TO DETERMINE THE REMUNERATION	Management	Unknown	Take No Action
10	AUTHORIZE THE MEMBERS OF THE BOARD OF DIRECTORS TO PARTICIPATE IN ACTIVITIES INDICATED IN THE ARTICLES 334 AND 335 OF THE TURKISH TRADE CODE	Management	Unknown	Take No Action
11	WISHES AND REQUESTS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NAGARJUNA CONSTR CO LTD MEETING DATE: 02/26/2007
TICKER: -- SECURITY ID: Y6198W135
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AUTHORIZE THE BOARD, PURSUANT TO THE PROVISIONS OF SECTION 81(1A) AND OTHER APPLICABLE PROVISIONS, IF ANY, OF THE COMPANIES ACT, 1956 BINCLUDING ANY STATUTORY MODIFICATIONS OR RE-ENACTMENT THEREOF FOR THE TIME BEING IN FORCEC AND IN ACCORDANCE WITH THE PROVISIONS OF THE MEMORANDUM AND ARTICLE OF ASSOCIATION OF THE COMPANY, THE LISTING AGREEMENT ENTERED INTO BETWEEN THE COMPANY AND THE STOCK EXCHANGES, THE GUIDELINES AND CLARIFICATION ISSUED BY THE SECURITIES AND EXCHANGE BOARD OF INDIA AND OTHE...	Management	For	For
2	AUTHORIZE THE BOARD, PURSUANT TO THE PROVISIONS OF SECTION 81(A) AND OTHER APPLICABLE PROVISIONS, IF ANY OF THE COMPANIES ACT, 1956 AS ALSO PROVISIONS OF ANY OTHER APPLICABLE STATUTES, LAWS, RULES AND REGULATIONS INCLUDING PROVISIONS OF FOREIGN EXCHANGE MANAGEMENT ACT, 1999 BINCLUDING ANY STATUARY MODIFICATION(S) THERETO OR REENACTMENT(S) THEREOF FOR THE TIME BEING IN FORCEC AND ENABLING PROVISIONS OF THE ARTICLES OF ASSOCIATION OF THE COMPANY AND THE LISTING AGREEMENTS ENTERED INTO BY THE COMP...	Management	For	Abstain
3	CONTD. GIVING EFFECT TO THIS RESOLUTION AND FOR THE MATTERS CONNECTED THEREWITH OR INCIDENTAL OR ANCILLARY THERETO AND SETTLE ANY QUESTION, DIFFICULTY OR DOUBT THAT MAY ARISE IN REGARD TO THE OFFER, ISSUE AND ALLOTMENT OF THE AFORESAID SECURITIES; AUTHORIZE THE BOARD TO DELEGATE ALL OR ANY OF THE POWERS HEREIN CONFERRED IN SUCH MANNER AND TO SUCH EXTENT AS IT MAY DEEM FIT	N/A	N/A	N/A
4	APPROVE, IN ACCORDANCE WITH THE PROVISIONS OF THE FEMA BTRANSFER OR ISSUE OF SECURITY BY A PERSON RESIDENT OUTSIDE INDIAC REGULATIONS 2000, AS AMENDED AND OTHER APPLICABLE LAWS/ REGULATIONS, AND SUBJECT TO SUCH OTHER APPROVALS, PERMISSIONS AND SANCTIONS AS MAY BE CONSIDERED NECESSARY AND SUBJECT TO APPLICABLE PROVISIONS, IF ANY OF THE COMPANIES ACT, 1956, AND SUBJECT TO SUCH CONDITIONS AS MAY BE PRESCRIBED BY ANY OF THE CONCERNED AUTHORITIES WHILE GRANTING SUCH APPROVALS, PERMISSIONS, SANCTIONS ...	Management	For	For
5	APPROVE, PURSUANT TO PROVISIONS OF SECTION 94 AND OTHER APPLICABLE PROVISIONS, IF ANY, OF THE COMPANIES ACT, 1956, TO INCREASE THE AUTHORIZED SHARE CAPITAL OF THE COMPANY FROM INR 50,00,00,000 DIVIDEND INTO INR 25,00,00,000 EQUITY SHARES OF INR 2 EACH TO INR 60,00,00,000 DIVIDED INTO 30,00,00,000 SHARES OF INR 2 EACH BY CREATION OF 5,00,00,000 EQUITY SHARES OF INR 2 EACH SUBJECT TO THE CONDITION THAT THE NEWLY EQUITY SHARES RANK PARI PASSU WITH THE EXISTING EQUITY SHARES OF THE COMPANY	Management	For	For
6	AMEND, IN PURSUANCE OF THE PROVISION OF SECTION 16 AND OTHER APPLICABLE PROVISIONS, IF ANY OF THE COMPANIES ACT 1956, THE EXISTING CLAUSE V(A) OF THE MEMORANDUM OF ASSOCIATION OF THE COMPANY AS SPECIFIED	Management	For	For
7	AMEND, IN PURSUANCE OF THE PROVISION OF SECTION 31 AND OTHER APPLICABLE PROVISIONS, IF ANY OF THE COMPANIES ACT 1956, THE EXISTING CLAUSE 3 OF THE ARTICLE OF ASSOCIATION OF THE COMPANY AS SPECIFIED	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: THE CENTRAL BANK OF NIGERIA, ABUJA, FEDERAL CAPITAL TERRITORY MEETING DATE: 02/21/2007
TICKER: -- SECURITY ID: V67353AE8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AUTHORIZE THE TRUSTEE: I) TO RECEIVE FROM ANY OF, OR FROM ANY AFFILIATE OF, CITIGROUP, JPMORGAN CHASE BANK OR MERRILL LYNCH INTERNATIONAL BANK, PROVIDED THE ISSUING ENTITY HAS, AT THE TIME OF ISSUANCE, A CREDIT RATING OF AA- OR ABOVE BEACH AN ISSUING BANKC, AN IRREVOCABLE LETTER OF CREDIT BTHE LETTER OF CREDITC, NAMING THE TRUSTEE AS THE BENEFICIARY, PROVIDING FOR THE PAYMENT TO THE FISCAL AGENT OF THE FULL AMOUNT OF EACH REMAINING INSTALLMENT DUE UNDER THE NOTES, AS SPECIFIED IN CLAUSE 3(C)(I) ...	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: WAL-MART DE MEXICO S A DE C V MEETING DATE: 03/06/2007
TICKER: -- SECURITY ID: P98180105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE THE BOARD OF DIRECTORS REPORT	Management	For	For
2	RECEIVE THE AUDIT COMMITTEE S REPORT	Management	For	For
3	APPROVE THE FINANCIAL INFORMATION DOCUMENT FOR THE FY GOING FROM 01 JAN TO 31DEC 2006	Management	For	For
4	RECEIVE THE REPORT REGARDING THE STATUS OF THE FUND TO REPURCHASE SHARES	Management	For	For
5	APPROVE THE PLAN TO CANCEL 158,368,900 SHARES OF THE COMPANY, WHICH ARE CURRENTLY TREASURY SHARES COMING FROM THE REPURCHASE OF SHARES	Management	For	For
6	APPROVE THE PLAN FOR ALLOCATION OF RESULTS	Management	For	For
7	APPROVE THE PLAN TO PAY A DIVIDEND THAT AT THE ELECTION OF THE SHAREHOLDER WILL BE PAID IN CASH, WITH A CHARGE AGAINST THE RETAINED PROFITS ACCOUNT OF THE COMPANY BCUFINC, IN THE AMOUNT OF MXN 0.51 PER SHARE, OR IN SHARES OF THE COMPANY, AT THE RATIO THAT IS DETERMINED BY TAKING INTO ACCOUNT THE AVERAGE QUOTED CLOSING PRICE OF THE SHARE ON 28 MAR 2007 AND THE MXN 0.51, AGAINST COUPON 45; IT IS PLANNED THAT THE DIVIDEND BE PAID ON 20 APR 2007	Management	For	For
8	APPROVE THE PLAN TO CARRY OUT THE INCREASE OF THE CORPORATE CAPITAL IN ITS VARIABLE PART, THROUGH THE ISSUANCE OF UP TO 109,234,586, COMMON, ORDINARY SHARES THAT WILL BE USED EXCLUSIVELY TO BE DELIVERED AS DIVIDEND AND THAT WILL BE PAID IN THROUGH THE ALLOCATION TO THE CORPORATE CAPITAL ACCOUNT OF THE AMOUNT OF MXN 0.51 PER SHARE OF THE RETAINED PROFITS ACCOUNT OF THE COMPANY, BY WHICH THE INCREASE OF THE VARIABLE PART OF THE CORPORATE CAPITAL, WOULD BE UP TO THE AMOUNT OF MXN 4,369,383,440.00; ...	Management	For	For
9	RECEIVE THE REPORT REGARDING THE FULFILLMENT OF TAX OBLIGATIONS	Management	For	For
10	RECEIVE THE REPORT REGARDING THE SHARE PLAN FOR PERSONNEL	Management	For	For
11	RECEIVE THE REPORT OF THE FUNDACION WAL-MART DE MEXICO	Management	For	For
12	RATIFY THE ACTIONS OF THE BOARD OF DIRECTORS DURING THE FY GOING FROM 01 JAN TO 31 DEC 2006	Management	For	For
13	APPOINT OR RATIFY THE MEMBERS OF THE BOARD OF DIRECTORS	Management	For	For
14	APPOINT OR RATIFY THE CHAIRPEOPLE OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE S	Management	For	For
15	APPROVE THE DECISIONS THAT ARE STATED IN THE MINUTES OF THE MEETING THAT IS HELD	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer